8. Commitments, Contingencies and Concentrations (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 31,483	$ 22,887	$ 62,966	$ 45,088	$ 102,960	$ 89,150